                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22137

                        Oppenheimer Master Loan Fund, LLC
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
CORPORATE LOANS--96.2%
CONSUMER DISCRETIONARY--28.9%
AUTO COMPONENTS--3.3%
Allison Transmission, Inc., Sr. Sec. Credit Facilities
Term Loan, 3.07%-3.08%, 8/7/14(1)                          $ 9,500,000   $  7,577,950
Dana Corp., Sr. Sec. Credit Facilities Term Loan,
3.75%-7.25%, 1/31/15(1)                                     10,748,152      6,986,300
Federal Mogul Corp., Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 2.248%-2.258%, 12/29/14(1)                        7,898,498      5,298,572
Tranche C, 2.248%-2.258%, 12/28/15(1)                        4,029,846      2,703,354
Mark IV Industries, Inc./Dayco Products LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan, 6/21/11(2)             2,265,704        550,567
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B-1, 5.32%, 3/16/14(1)                    4,280,644      3,167,677
                                                                         ------------
                                                                           26,284,420
                                                                         ------------
AUTOMOBILES--2.1%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B1, 8/3/13(2)                                        9,457,118            946
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.32%-4.14%, 12/16/13(1)                         18,181,110     13,222,213
Oshkosh Truck, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.64%-8.137%, 12/6/13(1)                          4,000,000      3,682,500
                                                                         ------------
                                                                           16,905,659
                                                                         ------------
HOTELS, RESTAURANTS & LEISURE--3.1%
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche 2L, 3.56%, 12/31/14(1, 3)                 2,528,348      1,011,339
Harrah's Operating Co., Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B2, 3%-4.092%, 1/28/15(1)                            5,304,385      3,902,039
Tranche B3, 3.302%-4.092%, 1/28/15(1)                        1,739,821      1,284,477
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, Tranche B, 2.06%, 5/23/14(1)             5,600,981      3,974,949
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.06%, 5/8/14(1)                         1,347,001        955,951
MGM Mirage Inc., Sr. Sec. Credit Facilities Term Loan,
4%, 10/3/11(1)                                               4,000,000      3,153,332
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.875%, 5/5/13(1)                                      3,939,241      2,875,646
Quiznos Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 6.348%, 11/5/13(1)                                     1,000,000        465,000
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan:
Tranche B Add-On, 2.85%, 5/25/13(1)                            942,047        809,992
Tranche B, 2.85%, 5/25/13(1)                                 2,538,592      2,182,735
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 2.85%, 5/25/11(1)                        4,084,095      3,511,590
                                                                         ------------
                                                                           24,127,050
                                                                         ------------
HOUSEHOLD DURABLES--0.1%
Springs Window Fashions Division, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.375%, 12/30/12(1, 3)      1,324,588        834,491


                      1 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
MEDIA--18.9%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 1.811%, 1/26/13(1)                        $ 8,895,373   $  8,228,220
Advanstar Communications, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.848%, 5/15/14(1)                           2,932,255      1,649,394
Alpha Media Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 8/14/14(2, 3)                                1,414,573        848,744
CSC (Cablevision), Sr. Sec. Credit Facilities Term Loan,
Tranche B2, 2.069%, 3/29/16(1)                               3,490,979      3,352,586
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities Term Loan, 2.50%, 7/4/14(1)                       2,493,655      2,104,368
Cequel Communications LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 4.819%, 5/5/14(1)                        6,500,000      5,577,813
Cequel Communications LLC, Sr. Sec. Credit Facilities
Term Loan, 2.318%-4.192%, 11/5/13(1)                         3,917,149      3,593,984
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 5.26%-6.164%, 3/5/14(1)       7,425,000      6,733,547
Charter Communications Operation LLC, Sr. Sec. Credit
Facilities 3rd Lien Term Loan, 2.50%-6.658%, 9/1/14(1)       5,000,000      4,000,000
Charter Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche T2 Add-On, 9.123%, 3/6/14(1)              7,428,637      7,321,850
Cinemark Holdings, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.07%-2.67%, 10/5/13(1)                                4,461,813      4,229,959
Cinram International, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.319%-3.016%, 5/6/11(1)                          7,308,228      5,097,490
Citadel Broadcasting Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.35%-2.93%, 6/12/14(1)                7,500,000      3,943,748
Discovery Communications, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.598%, 4/30/14(1)          7,462,158      7,042,411
Emmis Communications Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.601%-2.674%, 11/2/13(1)              4,778,408      3,305,067
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.411%-7.25%, 7/14/15(1)               3,940,889      2,827,588
Getty Images, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.164%, 7/11/15(1)                                     2,000,000      1,990,312
Gray Television, Inc., Sr. Sec. Credit Facilities Term
Loan, 3.82%-8.63%, 12/31/14(1)                               9,083,200      5,648,615
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 3.26%, 8/5/12(1)                  2,049,025      1,511,156
Lamar Media Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche F, 5.50%, 3/31/14(1)                                 4,239,375      4,175,784
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche E, 6.50%, 1/3/16(1)     3,158,050      3,158,050
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche C, 1.80%, 1/31/15(1)                                 7,318,870      6,744,339
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 7.174%, 11/15/13(1)                                    7,500,000      3,825,000


                      2 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
MEDIA CONTINUED
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B Add-On, 3.56%, 4/8/12(1)                         $   716,070   $    399,209
Tranche B, 3.56%, 4/8/12(1)                                  4,195,228      2,338,840
Newport Television LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.151%-8%, 9/14/16(1)                       4,572,695      3,200,886
Newport Television LLC/High Plains Broadcasting
Operating Co. LLC, Sr. Sec. Credit Facilities Term Loan,
7.25%, 9/14/16(1)                                            1,210,558        847,391
Paxson Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 1/15/12(2)                                             3,809,792      1,076,266
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.56%-3.289%, 2/1/13(1)                           5,889,561      3,651,528
Quebecor World, Inc., Sr. Sec. Credit Facilities Term
Loan, Debtor in Possession, 8.25%, 7/17/09(1)                4,000,000      3,890,000
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.348%, 10/27/13(1)                         8,024,865      7,839,290
San Juan Cable & Construction, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 2.07%,
10/31/12(1)                                                  6,961,475      6,300,134
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3/5/14(2, 3)                                      3,478,637        695,727
Tribune Increment Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6/4/14(2)                                   4,962,375      1,521,280
Univision Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.25%-2.56%, 9/29/14(1)      10,620,000      7,968,792
Young Broadcasting, Inc., Sr. Sec. Credit Facilities
Term Loan, 11/3/12(2)                                        6,931,088      3,406,137
Zuffa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 2.375%, 6/18/15(1)                                       11,411,912      9,842,774
                                                                         ------------
                                                                          149,888,279
                                                                         ------------
MULTILINE RETAIL--0.3%
General Growth Properties, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche A, 2/24/10(2)                  3,500,000      2,010,751
                                                                         ------------
                                                                            2,010,751
                                                                         ------------
SPECIALTY RETAIL--0.4%
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit
Facilities Term Loan, 2.56%-7.16%, 5/28/13(1)                3,990,572      3,132,600
                                                                         ------------
                                                                            3,132,600
                                                                         ------------
TEXTILES, APPAREL & LUXURY GOODS--0.7%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 5.068%-5.842%, 9/5/13(1)               2,888,732      2,871,582
Hanesbrands, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 4.842%, 3/5/14(1)                                 3,000,000      2,850,000
                                                                         ------------
                                                                            5,721,582
                                                                         ------------
CONSUMER STAPLES--2.6%
FOOD & STAPLES RETAILING--0.4%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche T4, 9.50%, 6/4/15(1)                                 3,200,000      3,194,666


                      3 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
FOOD PRODUCTS--2.0%
Dole Food Co., Inc., Sr. Sec. Credit Facilities
Prefunded Letter of Credit Term Loan, 8%, 4/12/13(1)       $   920,187   $    923,635
Dole Food Co., Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 8%, 4/12/13(1)                                    1,610,011      1,616,044
Tranche C, 8%, 4/12/13(1)                                    5,999,046      6,021,524
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.066%, 4/2/14(1)                      8,699,695      7,802,539
                                                                         ------------
                                                                           16,363,742
                                                                         ------------
PERSONAL PRODUCTS--0.2%
Levlad Natural Products Group LLC, Sr. Sec. Credit
Facilities Term Loan, 7%, 3/8/14(1)                          5,251,363      1,470,382
ENERGY--5.6%
ENERGY EQUIPMENT & SERVICES--2.8%
Antero Resources Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 5.71%, 4/10/14(1)                            5,720,000      4,490,200
Atlas Pipeline, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.75%-6.904%, 7/27/14(1)                          7,761,232      7,392,573
Global Geophysical Services, Inc., Sr. Sec. Credit
Facilities Term Loan, 5.348%, 12/10/14(1)                    5,910,000      4,993,950
Precision Drilling Trust, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 9.123%, 9/23/14(1, 3)                  4,924,367      4,844,346
                                                                         ------------
                                                                           21,721,069
                                                                         ------------
OIL, GAS & CONSUMABLE FUELS--2.8%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 8.50%, 1/1/14(1)                                 7,838,176      6,019,719
Tranche B2, 8.50%, 7/1/10(1)                                 2,060,769      1,582,671
Alon Krotz Springs, Inc., Sr. Sec. Credit Facilities
Term Loan, 11.75%, 6/30/14(1, 3)                             3,254,691      2,473,565
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter
of Credit Term Loan, 3.97%, 6/28/13(1, 3)                      629,564        544,573
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.06%-3.348%, 6/28/13(1)                    7,093,305      6,135,709
MEG Energy Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.60%, 4/3/13(1)                                  1,961,968      1,770,676
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
Add-on, 2.81%, 12/13/13(1)                                     513,989        452,310
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 2.81%, 12/31/13(1, 3)                            955,694        841,010
Pine Praire, Sr. Sec. Credit Facilities Term Loan,
2.81%, 12/31/13(1)                                           2,878,742      2,533,293
                                                                         ------------
                                                                           22,353,526
                                                                         ------------
FINANCIALS--1.1%
CAPITAL MARKETS--0.9%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities
Term Loan, 3.308%-3.31%, 11/1/14(1)                          9,328,643      7,280,231
                                                                         ------------
                                                                            7,280,231
                                                                         ------------


                      4 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
INSURANCE--0.2%
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.56%, 4/3/14(1)                       $ 2,004,928   $  1,308,215
HEALTH CARE--14.5%
HEALTH CARE EQUIPMENT & SUPPLIES--2.5%
Biomet, Inc., Sr. Sec. Credit Facilities Term Loan,
3.308%-3.608%, 3/25/15(1)                                    6,982,234      6,543,065
CCS Medical Equipment & Uniforms, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.35%, 9/30/12(1)             4,819,614      2,319,439
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 2.31%, 4/30/13(1)                            6,930,838      6,162,673
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.31%-3.598%, 10/31/14(1)                   5,417,501      4,912,996
                                                                         ------------
                                                                           19,938,173
                                                                         ------------
HEALTH CARE PROVIDERS & SERVICES--9.7%
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche MMM, 5.56%, 8/22/11(1)                               1,821,243      1,578,412
Tranche NAMM, 5.56%, 7/27/11(1)                                487,526        422,523
Tranche NAMM, 5.56%, 8/22/11(1)                                270,554        234,481
Tranche PHMC, 5.56%, 8/22/11(1)                              1,492,551      1,293,544
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 5.671%, 2/14/15(1)                           3,160,000      2,954,600
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.56%-2.924%, 7/2/14(1)     9,203,138      8,306,882
Community Health Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, 2.56%, 7/2/14(1)           469,503        423,780
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.81%-2.71%, 10/5/12(1)                           2,000,001      1,901,250
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 2.848%, 11/18/13(1)                                      12,220,160     11,059,245
HEALTHSOUTH Corp., Sr. Sec. Credit Facilities Term Loan,
2.56%-2.57%, 3/10/13(1)                                      8,354,560      7,844,338
Health Management Associates, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 2.348%, 2/28/14(1)         12,021,515     10,633,403
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.81%-2.813%, 10/18/14(1)                         9,858,207      8,823,095
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.813%, 4/15/13(1)                                4,071,366      3,755,835
Tranche C, 2.875%, 4/12/13(1)                                4,201,995      3,876,340
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 2.31%-2.598%,
3/31/13(1)                                                   4,888,849      4,599,591
Quintiles Transnational Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 4.31%, 3/31/14(1)             6,000,000      5,460,000
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 3.31%-4.039%, 7/28/13(1)                     1,954,831      1,583,413


                      5 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Warner Chilcott plc, Sr. Sec. Credit Facilities Term
Loan:
Tranche B, 2.31%-2.598%, 1/4/12(1)                         $ 1,315,325   $  1,272,248
Tranche C, 2.31%, 1/4/12(1)                                    461,296        446,188
                                                                         ------------
                                                                           76,469,168
                                                                         ------------
PHARMACEUTICALS--2.3%
Mylan Labs, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.563%-3.875%, 10/1/14(1)                         5,930,147      5,738,650
PTS Acquisition, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.56%, 4/10/14(1)                                 4,737,913      3,952,211
Royalty Pharma, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.848%, 4/16/13(1)                                6,878,667      6,588,477
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 3.389%, 12/28/13(1, 3)                   1,071,456      1,065,429
Stiefel Laboratories, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 3.389%, 12/28/13(1, 3)                819,527        814,917
                                                                         ------------
                                                                           18,159,684
                                                                         ------------
INDUSTRIALS--18.2%
AEROSPACE & DEFENSE--4.8%
AM General LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.311%, 9/29/12(1)                           298,794        274,891
AM General LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.308%-3.609%, 9/30/13(1)                         6,680,214      6,145,797
American Airlines, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B2, 6.50%, 12/17/10(1)                         7,472,977      6,931,186
BE Aerospace, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4.932%, 7/25/14(1)                          1,374,835      1,367,960
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.379%, 2/21/13(1)            4,095,590      3,010,259
Delta Air Lines, Inc., Sr. Sec. Credit Facilities1st
Lien Term Loan, 2.308%-2.318%, 4/30/12(1)                    9,399,495      8,171,686
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 8.25%, 12/30/12(1, 4)                    9,064,865      5,733,527
United Air Lines, Inc., Sr. Sec. Credit Facilities Term
Loan, 2.313%-7.313%, 2/3/14(1)                              10,161,627      6,016,527
                                                                         ------------
                                                                           37,651,833
                                                                         ------------
AIR FREIGHT & LOGISTICS--0.5%
Evergreen International Aviation, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 8.85%-9%, 10/31/11(1)         6,332,983      3,973,947
                                                                         ------------
                                                                            3,973,947
                                                                         ------------
BUILDING PRODUCTS--0.3%
Champion Opco LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 4.241%, 5/11/13(1, 3)                             2,837,500      1,425,844
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2/6/11(2, 5)                             1,989,848        646,701
                                                                         ------------
                                                                            2,072,545
                                                                         ------------


                      6 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
COMMERCIAL SERVICES & SUPPLIES--8.6%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.658%, 1/29/15(1)                   $ 1,930,829   $  1,926,002
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 3.321%-4.016%, 7/2/14(1)                    8,249,999      7,756,716
Avis Car Rental, Sr. Sec. Credit Facilities Term Loan,
3.75%, 4/19/12(1)                                            7,750,000      6,069,909
Booz Allen Hamilton, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.50%, 7/2/15(1)                       1,985,000      1,987,199
Bright Horizons LP, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.164%, 5/21/15(1)                          3,138,710      2,860,150
First Data Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B-2, 3.06%-3.065%, 9/24/14(1)                        8,024,676      6,038,569
Metavante Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.778%, 11/1/14(1)                                2,962,500      2,868,070
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 7.125%-7.75%, 6/22/13(1, 3)              1,500,000        750,001
New Holdings I LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.81%-3.639%, 5/18/14(1)                    4,808,574      4,375,803
Norwood Promotional Products, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche A, 8/16/09(2)                  4,078,304      3,262,643
Orbitz Worldwide, Sr. Sec. Credit Facilties Term Loan,
3%, 7/1/14(1)                                                1,000,000        671,000
Rental Service Corp., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 3.81%-4.67%, 11/15/12(1)                     1,000,000        770,000
Sabre Holdings Corp., Sr. Sec. Credit Facilities Term
Loan, 2.568%-5.244%, 9/30/14(1)                              9,850,000      7,099,033
Ticketmaster Entertainment, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.84%, 7/22/14(1, 3)        1,000,000        950,000
U.S. Investigations Services, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.359%, 2/21/15(1)          4,464,531      3,939,949
West Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B3, 2.683%-2.693%, 10/24/13(1)                      10,153,554      9,988,558
Workflow Management, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B, 7.758%,
10/17/10(1, 3, 4)                                           11,343,073      7,174,494
                                                                         ------------
                                                                           68,488,096
                                                                         ------------
INDUSTRIAL CONGLOMERATES--0.8%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.60%-3.131%, 4/6/13(1)                     1,963,740      1,832,824
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.85%, 3/31/11(1, 3)                     787,502        716,627
Precision Partners, Inc., Sr. Sec. Credit Facilities
Term Loan, 8.63%, 10/1/13(1)                                 6,062,886      3,940,876
                                                                         ------------
                                                                            6,490,327
                                                                         ------------


                      7 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
MACHINERY--2.3%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 2.31%, 5/31/14(1)                               $ 4,898,784   $  3,184,210
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.658%-7.50%, 8/21/14(1)               9,490,000      8,604,270
Rexnord (RBS Global), Sr. Sec. Credit Facilities Term
Loan, Tranche B1, 2.875%-3.625%, 7/19/13(1)                  3,879,301      3,324,561
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.58%, 7/2/14(1)                         4,317,493      2,896,317
Veyance Technologies, Inc., Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.83%, 7/2/14(1, 3)                   616,785        413,760
                                                                         ------------
                                                                           18,423,118
                                                                         ------------
ROAD & RAIL--0.9%
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit
Facilities Term Loan, 4.31%-8.66%, 10/12/14(1)               9,871,052      6,786,348
                                                                         ------------
                                                                            6,786,348
                                                                         ------------
INFORMATION TECHNOLOGY--5.2%
IT SERVICES--1.6%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.56%-3.85%, 12/20/12(1)                            774,120        592,202
Caritor, Inc., Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 2.685%, 5/17/13(1)                           141,844        108,156
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan,
2.56%, 5/17/13(1)                                            6,276,949      4,786,174
SunGard Data Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.071%-6.81%, 2/11/13(1)               4,124,834      3,841,991
SunGard Data Systems, Inc., Extended Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.946%-4.599%,
2/28/16(1)                                                   3,372,616      3,157,611
                                                                         ------------
                                                                           12,486,134
                                                                         ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 3.458%, 10/1/12(1)          5,959,773      5,278,124
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw, Tranche A1, 3.381%,
10/1/14(1)                                                     987,270        818,729
Flextronics International Ltd., Sr. Sec. Credit
Facilities Term Loan, 2.568%-3.458%, 10/1/14(1)              3,435,052      3,042,167
                                                                         ------------
                                                                            9,139,020
                                                                         ------------
SOFTWARE--2.5%
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 2.598%, 5/9/14(1)                                      5,013,951      4,587,766
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Incremental Term Loan, Tranche B2, 2.31%, 3/31/13(1)         6,982,188      6,458,524
Nuance Communications, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.31%, 3/31/13(1)                        879,500        813,537
Verint Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 3.568%, 5/9/14(1)                           9,469,843      7,954,668
                                                                         ------------
                                                                           19,814,495
                                                                         ------------


                      8 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
MATERIALS--8.5%
CHEMICALS--3.3%
Ashland, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.545%, 5/13/14(1)                              $ 1,370,029   $  1,380,818
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche C-1, 3.50%, 5/5/13(1)                                3,571,557      2,462,388
Tranche C-2, 2.875%, 5/5/13(1)                                 860,371        593,178
Tranche C-4, 3.313%, 5/5/13(1)                               1,964,646      1,337,596
Huntsman International LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.058%, 8/16/12(1)                     4,949,495      4,454,545
ISP Chemco, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B Add-On, 2.125%, 6/4/14(1)                          1,964,912      1,801,824
Lyondell Chemical Co., Sr. Sec. Credit Facilities Term
Loan, Roll-Up Debtor in Possession, Tranche T1, 3.69%,
12/15/09(1)                                                  3,500,000      2,924,688
Momentive Performance, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.563%, 12/4/13(1)                     3,991,980      3,090,934
Nalco Co., Sr. Sec. Credit Facilities Term Loan, 6.50%,
5/5/16(1)                                                    2,000,000      2,013,750
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan,
7.151%, 1/23/15(1)                                           2,193,687      2,024,460
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.31%, 10/10/14(1)                                4,638,016      3,996,425
                                                                         ------------
                                                                           26,080,606
                                                                         ------------
CONTAINERS & PACKAGING--2.5%
Berry Plastics Group, Inc., Sr. Sec. Credit Facilities
Term Loan, 2.321%, 4/3/15(1)                                 8,977,041      7,695,317
Consolidated Container Co., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 5.81%, 9/28/14(1)                        2,000,000      1,420,000
Consolidated Container Co., Sr. Sec. Credit Facilities
Property, Plant & Equipment Term Loan, 2.25%-2.56%,
3/23/14(1)                                                   5,118,515      4,363,534
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term
Loan: Tranche B, 2.563%-2.625%, 10/18/11(1)                  3,188,884      3,037,983
Tranche C, 6.75%, 4/5/14(1)                                  3,627,496      3,596,661
                                                                         ------------
                                                                           20,113,495
                                                                         ------------
METALS & MINING--1.8%
Aleris International, Inc., Sr. Sec. Credit Facilities
2nd Lien Term Loan, 1.646%, 6/30/10(1, 4)                    1,648,836        601,825
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, 12/19/13(2, 3)                                      837,221         66,978
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, Debtor in Possession, 0%, 6/30/10(1, 6)           3,295,137      3,119,397
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, Debtor in Possession, 10%-13%, 6/30/10(1)         5,018,797      4,751,129
Aleris International, Inc., Sr. Sec. Credit Facilities
Term Loan, German C-1, 4.192%, 12/19/13(1, 3)                1,167,165        606,926


                      9 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
METALS & MINING CONTINUED
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.938%, 1/28/10(1)                              $ 5,146,246   $  4,888,934
                                                                         ------------
                                                                           14,035,189
                                                                         ------------
PAPER & FOREST PRODUCTS--0.9%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated,
Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/31/09(2)                                                   1,836,235      1,481,612
Boise Paper Holdings LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche A, 3.563%, 2/22/13(1)                                1,000,000        907,500
Tranche B, 5.671%, 2/22/14(1)                                  968,426        937,644
Georgia-Pacific Corp., Sr. Sec. Credit Facilities Term
Loan, Tranche B1, 2.31%-2.65%, 12/20/12(1)                   3,836,849      3,629,310
                                                                         ------------
                                                                            6,956,066
                                                                         ------------
TELECOMMUNICATION SERVICES--5.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
FairPoint Communications, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche A, 2.813%, 3/31/14(1)                                3,456,250      2,580,091
Tranche B, 2.75%-5.75%, 3/31/15(1)                           7,225,822      5,437,431
Hawaiian Telcom Communications, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche C, 4.685%, 6/1/14(1)           4,015,375      2,379,110
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B1, 2.56%-3.47%, 5/31/14(1)               6,613,026      5,125,094
ITC DeltaCom Communications, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 4.598%, 7/12/13(1)          3,937,915      3,257,148
Time Warner Telecom, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.31%, 1/7/13(1)                            3,801,339      3,576,954
Windstream Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.82%-2.62%, 7/17/13(1)                           1,994,911      1,886,437
                                                                         ------------
                                                                           24,242,265
                                                                         ------------
WIRELESS TELECOMMUNICATION SERVICES--2.2%
Crown Castle, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 1.81%, 3/6/14(1)                                  6,483,418      6,039,713
MetroPCS Wireless, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 2.563%-3.313%, 11/4/13(1)                   4,391,516      4,188,957
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.31%, 10/23/14(1)                                7,200,550      6,716,010
Telesat Canada, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 3.31%, 10/23/14(1)                    618,453        576,836
                                                                         ------------
                                                                           17,521,516
                                                                         ------------
UTILITIES--6.3%
ELECTRIC UTILITIES--6.3%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 4.50%,
6/24/14(1)                                                   2,750,000      2,674,375
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term
Loan, 7.025%, 1/16/15(1)                                     6,656,310      5,591,293


                     10 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
ELECTRIC UTILITIES CONTINUED
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 3.85%, 3/8/13(1)                                $10,822,860   $  9,524,117
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.348%, 8/16/12(1)                       2,376,894      2,046,109
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
2nd Lien Term Loan, 4.098%, 8/16/13(1)                       7,000,000      4,625,831
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 2.06%, 8/16/12(1)                  426,735        367,348
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities
Term Loan, Delayed Draw, 2.348%, 8/16/12(1)                    189,303        162,958
Liberty Electric Power LLC, Sr. Sec. Credit Facilities
Term Loan, 3.598%, 10/30/14(1)                               5,984,118      5,251,064
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 5.305%, 2/15/15(1, 4)                                  3,302,957      2,248,762
MACH Gen LLC, Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 2.598%, 2/22/14(1, 3)                        742,567        641,082
NRG Energy, Inc., Sr. Sec. Credit Facilities Letter of
Credit Term Loan, 3.109%, 11/4/12(1)                         1,739,726      1,641,074
NRG Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
1.81%-2.098%, 11/4/12(1)                                     3,249,772      3,065,493
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Letter of Credit Term Loan, 2.598%, 12/15/13(1)       329,275        310,890
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Revolving Credit Loan, Tranche R1, 2.598%,
12/15/13(1)                                                    103,221         97,458
TPF Generation Holdings LLC, Sr. Sec. Credit Facilities
1st Lien Term Loan, 2.31%, 12/15/13(1)                         938,680        886,271
Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
Credit Facilities Term Loan:
Tranche B1, 3.81%-3.821%, 10/10/14(1)                        4,239,214      3,032,805
Tranche B3, 3.81%-3.821%, 10/10/14(1)                        8,899,885      6,380,105
Texas Competitive Electric Holdings Co. LLC, Sr. Sec.
Credit Facilities Term Loan, Delayed Draw, 1.50%-3.823%,
10/10/14(1)                                                  1,750,000      1,239,948
                                                                         ------------
                                                                           49,786,983
                                                                         ------------
Total Corporate Loans (Cost $815,976,683)                                 761,225,671
                                                                         ------------
LOAN PARTICIPATIONS--0.5%
Riverside Energy Center LLC/Rocky Mountain Energy Center
LLC, Sr. Sec. Credit Facilities Term Loan, 5.289%,
6/24/11 (1)                                                  2,749,236      2,639,266
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Letter of Credit Term Loan, 5.289%, 6/24/11 (1)                240,537        230,916
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities
Term Loan, 5.289%, 6/24/11 (1)                               1,259,232      1,208,862
                                                                         ------------
Total Loan Participations (Cost $4,238,383)                                 4,079,044
CORPORATE BONDS AND NOTES--0.8%
RailAmerica, Inc., 9.25% Sr. Sec. Nts., 7/1/17(7)            4,800,000      4,656,000
Wellman, Inc., 5% Cv. Nts., 1/30/19(3)                         973,000        593,530


                     11 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                            Principal
                                                              Amount         Value
                                                           -----------   ------------
Western Refining, Inc., 10.75% Sr. Sec. Nts.,
6/15/14(1, 7)                                              $   700,000   $    640,500
                                                                         ------------
Total Corporate Bonds and Notes (Cost $9,647,700)                           5,890,030

                                                              Shares
                                                           -----------
COMMON STOCKS--0.0%
Wellman, Inc.(3, 5) (Cost $0)                                      973             --
INVESTMENT COMPANY--11.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.48%(8, 9) (Cost $89,641,563)                              89,641,563     89,641,563
Total Investments, at Value (Cost $919,504,329)                  108.8%   860,836,308
Liabilities in Excess of Other Assets                             (8.8)   (69,700,892)
                                                           -----------   ------------
Net Assets                                                       100.0%  $791,135,416
                                                           ===========   ============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Issue is in default. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of June
     30, 2009 was $27,313,383, which represents 3.45% of the Fund's net assets. See accompanying Notes.

(4.) Interest or dividend is paid-in-kind, when applicable.

(5.) Non-income producing security.

(6.) Interest rate is less than 0.0005%.

(7.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,296,500 or 0.67% of the Fund's net assets as of June 30, 2009.


                     12 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

(8.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                               SHARES            GROSS         GROSS          SHARES
                                         SEPTEMBER 30, 2008    ADDITIONS     REDUCTIONS   JUNE 30, 2009
                                         ------------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                   7,669,931       400,200,000   318,228,368     89,641,563

                                            VALUE       INCOME
                                         -----------   --------
Oppenheimer Institutional Money Market
Fund, Cl. E                              $89,641,563   $235,532

(9.) Rate shown is the 7-day yield as of June 30, 2009.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                            LEVEL 2--
                             LEVEL 1--        OTHER        LEVEL 3--
                             UNADJUSTED    SIGNIFICANT    SIGNIFICANT
                               QUOTED      OBSERVABLE    UNOBSERVABLE
                               PRICES        INPUTS         INPUTS          VALUE
                            -----------   ------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Corporate Loans             $        --   $761,224,725     $    946     $761,225,671
Loan Participations                  --      4,079,044           --        4,079,044
Corporate Bonds and Notes            --      5,296,500      593,530        5,890,030
Common Stocks                        --             --           --               --
Investment Company           89,641,563             --           --       89,641,563
                            -----------   ------------     --------     ------------
Total Assets                $89,641,563   $770,600,269     $594,476     $860,836,308
                            ===========   ============     ========     ============


                     13 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and


                     14 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

"asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are


                     15 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or directly through participation agreements on certain derivative instruments.While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

As of June 30, 2009, securities with an aggregate market value of $765,304,715, representing 96.7% of the Fund's net assets were comprised of loans, of which $26,719,853 representing 3.38% of the Fund's net assets, were illiquid.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $15,568,352, representing 1.97% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is


                     16 | Oppenheimer Master Loan Fund, LLC

Oppenheimer Master Loan Fund, LLC

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $3,146,314 at June 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $3,146,314 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments.

ILLIQUID SECURITIES

As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


                     17 | Oppenheimer Master Loan Fund, LLC

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC


By: /s/ John V. Murphy
   ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
   ----------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/11/2009


By: /s/ Brian W. Wixted
   ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/11/2009